CONSOLIDATED STATEMENTS OF Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 52,004	$ 43,938	$ 53,063
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation	19,925	19,229	18,279
Impairment of equity method investment	850
Loss from equity method investment	1,019	194	342
Amortization of marketable security premiums	1,770	1,267	522
Changes in operating assets and liabilities:
Accounts receivable	272	(5,448)	717
Other receivables	(2,720)	3,963	(2,373)
Inventories	9,588	(15,631)	(1,447)
Prepaid expenses and other assets	11,295	5,106	4,936
Accounts payable and accrued liabilities	199	84	2,180
Income taxes payable and deferred	1,369	(5,772)	2,322
Postretirement health care and life insurance benefits	2,829	2,022	1,429
Deferred compensation and other liabilities	3,018	2,146	2,525
Other	501	(708)	310
Net cash provided by operating activities	101,919	50,390	82,805
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(8,886)	(16,351)	(12,813)
Net purchases of trading securities	(2,994)	(3,234)	(2,902)
Purchase of available for sale securities	(39,016)	(39,252)	(9,301)
Sale and maturity of available for sale securities	10,461	7,680	8,208
Net cash used in investing activities	(40,435)	(51,157)	(16,808)
CASH FLOWS FROM FINANCING ACTIVITIES:
Shares purchased and retired	(23,803)	(18,190)	(22,881)
Dividends paid in cash	(52,431)	(18,407)	(18,130)
Net cash used in financing activities	(76,234)	(36,597)	(41,011)
Increase (decrease) in cash and cash equivalents	(14,750)	(37,364)	24,986
Cash and cash equivalents at beginning of year	78,612	115,976	90,990
Cash and cash equivalents at end of year	63,862	78,612	115,976
Supplemental cash flow information:
Income taxes paid	21,312	16,906	20,586
Interest paid	31	38	49
Stock dividend issued	$ 38,236	$ 47,053	$ 46,683